Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense (Benefit)	$ 2,657	$ 2,566	$ 2,612
Earliest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2008
Earliest Tax Year [Member] | Pennsylvania Department of Revenue [Member]
Open Tax Year	2010
Realized Securities Gain [Member]
Current Income Tax Expense (Benefit)	$ 398	$ 300	$ 482